   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 12, 1999

                                                     REGISTRATION NOS.: 33-32519
                                                                        811-5975
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                        PRE-EFFECTIVE AMENDMENT NO.                          / /
                        POST-EFFECTIVE AMENDMENT NO. 12                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                                AMENDMENT NO. 13                             /X/

                              -------------------

              MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
             (FORMERLY NAMED DEAN WITTER CAPITAL GROWTH SECURITIES)
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

                              -------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

             immediately upon filing pursuant to paragraph (b)
-------
   X         on (February 23, 1999) pursuant to paragraph (b)
-------
             60 days after filing pursuant to paragraph (a)
-------
             on (date) pursuant to paragraph (a) of rule 485.
-------

                            AMENDING THE PROSPECTUS

            -------------------------------------------------------
            -------------------------------------------------------

              MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

PART A

    Information required to be included in Part A is incorporated herein by reference to the information included in Part A to Post-Effective Amendment No. 11 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on December 18, 1998 (File Nos. 33-32519 and 811-5975) ("Amendment No. 11").

PART B

    Information required to be included in Part B is incorporated herein by reference to the information included in Part B to Amendment No. 11.

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                 MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

                               PART C OTHER INFORMATION

Item 23.  EXHIBITS

          None.

--------------------------------------------------------------------------------
All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          None

Item 25.  INDEMNIFICATION

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)  Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)  Morgan Stanley Dean Witter California Quality Municipal Securities
(3)  Morgan Stanley Dean Witter Government Income Trust
(4)  Morgan Stanley Dean Witter High Income Advantage Trust
(5)  Morgan Stanley Dean Witter High Income Advantage Trust II
(6)  Morgan Stanley Dean Witter High Income Advantage Trust III
(7)  Morgan Stanley Dean Witter Income Securities Inc.
(8)  Morgan Stanley Dean Witter Insured California Municipal Securities
(9)  Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10) Morgan Stanley Dean Witter Insured Municipal Income Trust
(11) Morgan Stanley Dean Witter Insured Municipal Securities
(12) Morgan Stanley Dean Witter Insured Municipal Trust
(13) Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14) Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15) Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16) Morgan Stanley Dean Witter Municipal Income Trust
(17) Morgan Stanley Dean Witter Municipal Income Trust II
(18) Morgan Stanley Dean Witter Municipal Income Trust III
(19) Morgan Stanley Dean Witter Municipal Premium Income Trust
(20) Morgan Stanley Dean Witter New York Quality Municipal Securities
(21) Morgan Stanley Dean Witter Prime Income Trust
(22) Morgan Stanley Dean Witter Quality Municipal Income Trust
(23) Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24) Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Morgan Stanley Dean Witter Aggressive Equity Fund
(6)  Morgan Stanley Dean Witter American Value Fund
(7)  Morgan Stanley Dean Witter Balanced Growth Fund
(8)  Morgan Stanley Dean Witter Balanced Income Fund
(9)  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10) Morgan Stanley Dean Witter California Tax-Free Income Fund
(11) Morgan Stanley Dean Witter Capital Appreciation Fund
(12) Morgan Stanley Dean Witter Capital Growth Securities
(13) Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(14) Morgan Stanley Dean Witter Convertible Securities Trust
(15) Morgan Stanley Dean Witter Developing Growth Securities Trust
(16) Morgan Stanley Dean Witter Diversified Income Trust
(17) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(18) Morgan Stanley Dean Witter Equity Fund
(19) Morgan Stanley Dean Witter European Growth Fund Inc.
(20) Morgan Stanley Dean Witter Federal Securities Trust
(21) Morgan Stanley Dean Witter Financial Services Trust
(22) Morgan Stanley Dean Witter Fund of Funds
(23) Morgan Stanley Dean Witter Global Dividend Growth Securities
(24) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(25) Morgan Stanley Dean Witter Global Utilities Fund
(26) Morgan Stanley Dean Witter Growth Fund
(27) Morgan Stanley Dean Witter Hawaii Municipal Trust
(28) Morgan Stanley Dean Witter Health Sciences Trust
(29) Morgan Stanley Dean Witter High Yield Securities Inc.
(30) Morgan Stanley Dean Witter Income Builder Fund
(31) Morgan Stanley Dean Witter Information Fund
(32) Morgan Stanley Dean Witter Intermediate Income Securities
(33) Morgan Stanley Dean Witter International SmallCap Fund
(34) Morgan Stanley Dean Witter Japan Fund
(35) Morgan Stanley Dean Witter Limited Term Municipal Trust
(36) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37) Morgan Stanley Dean Witter Market Leader Trust
(38) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(40) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(45) Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(46) Morgan Stanley Dean Witter S&P 500 Index Fund
(47) Morgan Stanley Dean Witter S&P 500 Select Fund
(48) Morgan Stanley Dean Witter Select Dimensions Investment Series
(49) Morgan Stanley Dean Witter Select Municipal Reinvestment Fund

(50) Morgan Stanley Dean Witter Short-Term Bond Fund
(51) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(52) Morgan Stanley Dean Witter Special Value Fund
(53) Morgan Stanley Dean Witter Strategist Fund
(54) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(55) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(56) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(57) Morgan Stanley Dean Witter U.S. Government Securities Trust
(58) Morgan Stanley Dean Witter Utilities Fund
(59) Morgan Stanley Dean Witter Value-Added Market Series
(60) Morgan Stanley Dean Witter Value Fund
(61) Morgan Stanley Dean Witter Variable Investment Series
(62) Morgan Stanley Dean Witter World Wide Income Trust

     The term "TCW/DW Funds" refers to the following registered investment companies:
OPEN-END INVESTMENT COMPANIES
(1)  TCW/DW Emerging Markets Opportunities Trust
(2)  TCW/DW Global Telecom Trust
(3)  TCW/DW Income and Growth Fund
(4)  TCW/DW Latin American Growth Fund
(5)  TCW/DW Mid-Cap Equity Trust
(6)  TCW/DW North American Government Income Trust
(7)  TCW/DW Small Cap Growth Fund
(8)  TCW/DW Total Return Trust

CLOSED-END INVESTMENT COMPANIES
(1)  TCW/DW Term Trust 2000
(2)  TCW/DW Term Trust 2002
(3)  TCW/DW Term Trust 2003


NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Mitchell M. Merin             President and Chief Operating Officer of Asset
President, Chief              Management of Morgan Stanley Dean Witter & Co.
Executive Officer and         ("MSDW); Chairman and Director of Morgan Stanley Dean
Director                      Witter Distributors Inc. ("MSDW Distributors") and Morgan
                              Stanley Dean Witter Trust FSB ("MSDW Trust"); President,
                              Chief Executive Officer and Director of Morgan Stanley
                              Dean Witter Services Company Inc. ("MSDW Services");
                              Executive Vice President and Director of Dean Witter
                              Reynolds Inc. ("DWR"); Director of various MSDW
                              subsidiaries.

Thomas C. Schneider           Executive Vice President and Chief Strategic and
Executive Vice                Administrative Officer of MSDW; Executive Vice
President and  Chief          President and Chief Financial Officer of MSDW Services;
Financial Officer             Director of DWR and MSDW.


                                        4

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Joseph J. McAlinden           Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President      and Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison             Executive Vice President and Chief Administrative Officer
Executive Vice President      of MSDW Services; Vice President of the Morgan Stanley
and Chief Administrative      Dean Witter Funds and the TCW/DW Funds.
Officer

Edward C. Oelsner, III
Executive Vice President

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary, General Counsel and Director of MSDW
Secretary, General            Services; Senior Vice President, Assistant Secretary and
Counsel and Director          Assistant General Counsel of MSDW Distributors; Vice
                              President, Secretary and General Counsel of the Morgan
                              Stanley Dean Witter Funds and the TCW/DW Funds.

Peter M. Avelar               Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Mark Bavoso                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Robert S. Giambrone           Senior Vice President of MSDW Services, MSDW
Senior Vice President         Distributors and MSDW Trust and Director of MSDW Trust;
                              Vice President of the Morgan Stanley Dean Witter Funds
                              and the TCW/DW Funds.


                                        5

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Rajesh K. Gupta               Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kenton J. Hinchliffe          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kevin Hurley                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

John B. Kemp, III             President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Jonathan R. Page              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Ira N. Ross                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Guy G. Rutherfurd, Jr.        Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Rochelle G. Siegel            Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

James Solloway
Senior Vice President

Jayne M. Stevlingson          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Paul D. Vance                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication


                                        6

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
James F. Willison             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Douglas Brown
First Vice President

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          MSDW Services; Assistant Treasurer of MSDW
and Assistant                 Distributors; Treasurer and Chief Financial Officer of the
Treasurer                     Morgan Stanley Dean Witter Funds and the TCW/DW
                              Funds.

Thomas Chronert
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President and
First Vice President          Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary       Secretary of the Morgan Stanley Dean Witter Funds and
                              the TCW/DW Funds.

Salvatore DeSteno             Vice President of MSDW Services.
First Vice President

Michael Interrante            First Vice President and Controller of MSDW Services;
First Vice President          Assistant Treasurer of MSDW Distributors; First Vice
and Controller                President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Carsten Otto                  First Vice President and Assistant Secretary of MSDW
First Vice President          Services; Assistant Secretary of the Morgan Stanley
and Assistant Secretary       Dean Witter Funds and the TCW/DW Funds.

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President


                                        7

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Joseph Arcieri                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Frank Bruttomesso             Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Philip Casparius
Vice President

David L. Dineen
Vice President

Bruce Dunn
Vice President

Michael Durbin
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Michael Geringer
Vice President

Ellen Gold
Vice President


                                        8

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Stephen Greenhut
Vice President

Peter W. Gurman
Vice President

Matthew Haynes                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Peter Hermann                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

David Hoffman
Vice President

Christopher Jones
Vice President

Kevin Jung
Vice President

Carol Espejo Kane
Vice President

Michelle Kaufman              Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Paula LaCosta                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Thomas Lawlor
Vice President

Gerard J. Lian                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Login
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco          Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Albert McGarity
Vice President


                                        9

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
LouAnne D. McInnis            Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Teresa McRoberts              Vice President of Morgan Stanley Dean Witter S&P 500
Vice President                Select Fund

Sharon K. Milligan
Vice President

Mark Mitchell
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                   Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Richard Norris
Vice President

George Paoletti               Vice President of Morgan Stanley Dean Witter Information
Vice President                Fund.

Anne Pickrell                 Vice President of various  Morgan Stanley Dean Witter
Vice President                Funds.

Michael Roan
Vice President

John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Ruth Rossi                    Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.


                                        10

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Howard A. Schloss             Vice President of Morgan Stanley Dean Witter Federal
Vice President                Securities Trust.

Peter J. Seeley               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg         Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss                   Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

John Wong
Vice President

Item 27.  PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Morgan Stanley Dean Witter Aggressive Equity Fund
(6)  Morgan Stanley Dean Witter American Value Fund
(7)  Morgan Stanley Dean Witter Balanced Growth Fund
(8)  Morgan Stanley Dean Witter Balanced Income Fund
(9)  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10) Morgan Stanley Dean Witter California Tax-Free Income Fund
(11) Morgan Stanley Dean Witter Capital Appreciation Fund
(12) Morgan Stanley Dean Witter Capital Growth Securities
(13) Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(14) Morgan Stanley Dean Witter Convertible Securities Trust
(15) Morgan Stanley Dean Witter Developing Growth Securities Trust
(16) Morgan Stanley Dean Witter Diversified Income Trust
(17) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(18) Morgan Stanley Dean Witter Equity Fund
(19) Morgan Stanley Dean Witter European Growth Fund Inc.
(20) Morgan Stanley Dean Witter Federal Securities Trust
(21) Morgan Stanley Dean Witter Financial Services Trust
(22) Morgan Stanley Dean Witter Fund of Funds
(23) Morgan Stanley Dean Witter Global Dividend Growth Securities
(24) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(25) Morgan Stanley Dean Witter Global Utilities Fund
(26) Morgan Stanley Dean Witter Growth Fund
(27) Morgan Stanley Dean Witter Hawaii Municipal Trust
(28) Morgan Stanley Dean Witter Health Sciences Trust
(29) Morgan Stanley Dean Witter High Yield Securities Inc.
(30) Morgan Stanley Dean Witter Income Builder Fund
(31) Morgan Stanley Dean Witter Information Fund
(32) Morgan Stanley Dean Witter Intermediate Income Securities
(33) Morgan Stanley Dean Witter International SmallCap Fund
(34) Morgan Stanley Dean Witter Japan Fund
(35) Morgan Stanley Dean Witter Limited Term Municipal Trust
(36) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37) Morgan Stanley Dean Witter Market Leader Trust
(38) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(40) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(45) Morgan Stanley Dean Witter Precious Metals and Minerals Trust

(46) Morgan Stanley Dean Witter Prime Income Trust
(47) Morgan Stanley Dean Witter S&P 500 Index Fund
(48) Morgan Stanley Dean Witter S&P 500 Select Fund
(49) Morgan Stanley Dean Witter Short-Term Bond Fund
(50) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(51) Morgan Stanley Dean Witter Special Value Fund
(52) Morgan Stanley Dean Witter Strategist Fund
(53) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(54) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(55) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(56) Morgan Stanley Dean Witter U.S. Government Securities Trust
(57) Morgan Stanley Dean Witter Utilities Fund
(58) Morgan Stanley Dean Witter Value-Added Market Series
(59) Morgan Stanley Dean Witter Value Fund
(60) Morgan Stanley Dean Witter Variable Investment Series
(61) Morgan Stanley Dean Witter World Wide Income Trust
(1)  TCW/DW Emerging Markets Opportunities Trust
(2)  TCW/DW Global Telecom Trust
(3)  TCW/DW Income and Growth
(4)  TCW/DW Latin American Growth Fund
(5)  TCW/DW Mid-Cap Equity Trust
(6)  TCW/DW North American Government Income Trust
(7)  TCW/DW Small Cap Growth Fund
(8)  TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Except for Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

Name                          Positions and Office with MSDW Distributors
----                          -------------------------------------------
Christine Edwards             Executive Vice President, Secretary, Director and
                              Chief Legal Officer.

Michael T. Gregg              Vice President and Assistant Secretary.

James F. Higgins              Director

Fredrick K. Kubler            Senior Vice President, Assistant Secretary and
                              Chief Compliance Officer.

Philip J. Purcell             Director

John Schaeffer                Director

Charles Vidala                Senior Vice President and Financial Principal

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

Item 30.  UNDERTAKINGS

          None

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of February, 1999.

                                        MORGAN STANLEY DEAN WITTER
                                        CAPITAL GROWTH SECURITIES

                                        By   /s/ Barry Fink
                                           ---------------------------
                                                 Barry Fink
                                                 Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                     Title                         Date
         ----------                     -----                         ----

(1) Principal Executive Officer         President, Chief
                                        Executive Officer,
                                        Trustee and Chairman
By  /s/ Charles A. Fiumefreddo                                        2/12/99
    --------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer         Treasurer and Principal
                                        Accounting Officer

By  /s/ Thomas F. Caloia                                              2/12/99
    --------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By  /s/ Barry Fink                                                    2/12/99
    --------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic             Manuel H. Johnson
    Edwin J. Garn             Michael E. Nugent
    John R. Haire             John L. Schroeder
    Wayne E. Hedien

By  /s/ David M. Butowsky                                             2/12/99
    --------------------------
        David M. Butowsky
        Attorney-in-Fact